PHOENIX CA TAX-EXEMPT BOND FUND
   Supplement dated March 9, 2007 to the Prospectus dated September 29, 2006, as supplemented December 6, 2006 and December 7, 2006

                         PHOENIX INSTITUTIONAL BOND FUND
                    PHOENIX LOW-DURATION CORE PLUS BOND FUND,
               EACH A SERIES OF PHOENIX INSTITUTIONAL MUTUAL FUNDS
     Supplement dated March 9, 2007 to the Prospectus dated March 10, 2006, as supplemented December 6, 2006

                          PHOENIX INCOME & GROWTH FUND,
                   A SERIES OF PHOENIX INVESTMENT SERIES FUND
     Supplement dated March 9, 2007 to the Prospectus dated August 31, 2006, as supplemented December 6, 2006 and January 24, 2007

                               PHOENIX PHOLIOS(SM)
    Supplement dated March 9, 2007 to the Prospectus dated November 30, 2006, as supplemented December 28, 2006


IMPORTANT NOTICE TO INVESTORS

Effective April 1, 2007, Goodwin Capital Advisers, Inc. ("Goodwin") will become subadviser to each of the above-referenced funds. The portfolio management team members who currently manage the fixed income assets of the funds for Phoenix Investment Counsel, Inc. ("PIC") will continue to manage each fund's assets as members of the portfolio management team of Goodwin.

PIC continues to serve as adviser to the funds, managing each fund's investment program and general operations of the fund, including oversight of the fund's subadviser. Each fund's investment objective and investment management strategies are not affected by this change. Phoenix will pay Goodwin a subadvisory fee at the rate of 50% of the gross investment management fee for each of the funds. The investment management fee paid by each fund remains unchanged.

Each fund's prospectus is hereby supplemented by the addition of the following information about Goodwin as subadviser:

        Goodwin Capital Advisers, Inc. ("Goodwin"), an affiliate of Phoenix, is the subadviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Goodwin acts as subadviser for nine mutual funds and manages fixed income assets for individuals and institutions.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 4747/Goodwin (3/07)

                         PHOENIX CA TAX-EXEMPT BOND FUND
    Supplement dated March 9, 2007 to the Statement of Additional Information dated September 29, 2006, as supplemented December 6, 2006 and December 7, 2006

                         PHOENIX INSTITUTIONAL BOND FUND
                    PHOENIX LOW-DURATION CORE PLUS BOND FUND,
               EACH A SERIES OF PHOENIX INSTITUTIONAL MUTUAL FUNDS
    Supplement dated March 9, 2007 to the Statement of Additional Information dated March 10, 2006, as supplemented December 6, 2006

                          PHOENIX INCOME & GROWTH FUND,
                   A SERIES OF PHOENIX INVESTMENT SERIES FUND
    Supplement dated March 9, 2007 to the Statement of Additional Information Dated August 31, 2006, as supplemented December 6, 2006 and January 24, 2007

                               PHOENIX PHOLIOS(SM)
    Supplement dated March 9, 2007 to the Statement of Additional Information dated November 30, 2006, as supplemented December 28, 2006


IMPORTANT NOTICE TO INVESTORS

Effective April 1, 2007, Goodwin Capital Advisers, Inc. ("Goodwin") will become subadviser to each of the above-referenced funds. The portfolio management team members who currently manage the fixed income assets of the funds for Phoenix Investment Counsel, Inc. ("PIC"), will continue to manage each fund's assets as members of the portfolio management team of Goodwin.

PIC continues to serve as adviser to the funds, managing each fund's investment program and general operations of the fund, including oversight of the fund's subadviser. Each fund's investment objective and investment management strategies are not affected by this change. Phoenix will pay Goodwin a subadvisory fee at the rate of 50% of the gross investment management fee for each of the funds. The investment management fee paid by each fund remains unchanged.

Each fund's statement of additional information is hereby supplemented by the addition of the following information about Goodwin as subadviser:

         Goodwin Capital Advisers, Inc. ("Goodwin"), an affiliate of PIC, is the subadviser to the fund and is located at 56 Prospect Street, Hartford, Connecticut 06115. Goodwin acts as subadviser for nine mutual funds and manages fixed income assets for individuals and institutions.

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.

PXP 4748/Goodwin (3/07)